Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

NOTE G - RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at December 31:

	2025	2024
Net assets available for benefits per the financial statements	$6,279,164	$5,668,099
Loans deemed as distributed	(38,212)	(24,282)
Net assets available for benefits per the Form 5500	$6,240,952	$5,643,817

The following is a reconciliation of the change in net assets per the financial statements to net income per the Form 5500 for the year ended December 31, 2025:

Net increase in net assets per the financial statements	$611,065
Net adjustment from loans deemed as distributed	(13,930)
Net change per the Form 5500	$597,135